CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		£ 4,000	£ 6,132
Forecast | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Interest rate percentage (in percent)		4.00%
UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		£ 837	1,027
UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Probability of possession (in percent)		95.00%
UK mortgages | Other judgements | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Loans to customers probability of default (in percent)		70.00%
UK mortgages | Other judgements | Stage 3
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Loans to customers probability of default (in percent)		100.00%
Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		£ 521	923
Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		908	1,445
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		1,316	2,315
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		418	422
Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		1,817	3,584
Modelled ECL | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		292	481
Modelled ECL | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		436	851
Modelled ECL | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		801	1,209
Modelled ECL | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		270	1,021
Modelled ECL | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		18	22
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		905	1,215
Individually assessed | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		905	1,215
Individually assessed | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		0	0
Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		773	838
Judgements due to COVID-19 | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		67	36
Judgements due to COVID-19 | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		94	128
Judgements due to COVID-19 | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		57	193
Judgements due to COVID-19 | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		155	81
Judgements due to COVID-19 | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		400	400
Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		505	495
Other judgements | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		478	510
Other judgements | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		(9)	(56)
Other judgements | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		50	43
Other judgements | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		(14)	(2)
Other judgements | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		0	0
Increase in time to repossession | UK mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		52	36
Support measures | Credit cards | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		94	100
Support measures | Retail excluding UK mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		40	118
Other economic impacts | Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		88	91
Specific sector risks | Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		80	0
Covid risk to base case conditioning assumptions | UK mortgages | Judgements due to COVID-19 | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		200
Covid risk to base case conditioning assumptions | Retail excluding UK mortgages | Judgements due to COVID-19 | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		100
Covid risk to base case conditioning assumptions | Commercial Banking | Judgements due to COVID-19 | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		100
Covid risk to base case conditioning assumptions | Other | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		£ 400	400
Re-weighting from upside to severe downside scenario (in percent)		15.00%
Increase in unemployment rate (in percent)		1.00%
Decrease in House Price Index (in percent)	10.00%
Modelled forecast parameters | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		£ 65	193
End of term risk on interest only mortgages | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		174	179
Mortgage accounts in long term default | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		87	87
Adjustments for specific segments | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		54	20
Adjustment for specific sector, probability of default on forborne accounts | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		18	20
Adjustment for specific sector, safety and cladding uncertainty | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		36
Inflation and interest rate risk | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		52	0
Extension of modelled lifetime on retail revolving products | Credit cards | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		41	71
Extension of modelled lifetime on retail revolving products | Retail excluding UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		5	10
Credit card loss given default alignment (LGD) | Retail excluding UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		(37)	(55)
Management adjustments
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in allowance account for credit losses of financial assets		£ 1,278	£ 1,333